COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Legal proceedings and contingencies:

Bodily injury claims related to exposure to silica dust:

Overview:

The Company is subject to numerous claims mainly by fabricators, their employees or National Insurance Institute (the Israeli insurance institute -"NII" or Australian states workers compensation regulators), alleging that fabricators contracted illnesses, including silicosis, through exposure to silica particles during cutting, polishing, sawing, grinding, breaking, crushing, drilling, sanding or sculpting Company's products.

Individual claims in Israel

As of December 31, 2025, the Company is subject to 98 pending bodily injury claims (individual claims and NII subrogation or related future probable unasserted claims, representing 40 injured persons) that have been submitted in Israel since 2008 against the Company directly, or that have named the Company as third-party defendant by fabricators or their employees in Israel, by the injurer's successors, by the NII or by others. Based on its legal advisors’, contingent losses related to such claims are probable, and pursuant to ASC 450, an accrual has been recorded for the loss contingencies related to such claims.

As of December 31, 2025, the Company has also 11 pending pre-litigation demand letters on behalf of certain fabricators in Israel.

Most of the claims in Israel do not specify a total amount of damages sought, as the plaintiff’s future damages are intended to be determined at trial.

In November 2015, the Company entered into agreements with the State of Israel and with its main distributors in Israel, respectively, with the consent of its insurance carriers, under which the Company agreed with the State and each of its main distributors to cooperate, subject to certain terms, with respect to the management of the individual claims that have been filed and claims that may be submitted during a certain time period (NII claims are excluded from the Company’s agreement with the State) and on the apportionments of the total liability between the Company , the State, and the distributors, if found, in such claims. This agreement has been extended through March 31, 2029.

Individual claims in Australia:

As of December 31, 2025, Company’s subsidiary in Australia is subject to 151 pending bodily injury claims that have been submitted in Australia since 2018 against it directly, or that have named the Company as third-party defendant by fabricators in Australia. Based on its legal advisors’ opinion, contingent losses related to the product liability individual claims are probable, and pursuant to ASC 450, an accrual has been recorded for the loss contingencies related to such claims.

Individual claims in the U.S.:

As of December 31, 2025, Company’s subsidiary in U.S. is subject to 427 pending individual bodily injury claims that have been submitted in U.S. against it directly, or that have named the Company as third-party defendant by fabricators in U.S. The Company currently cannot estimate the number of claimants that may file claims in the future or the nature of their claims in order to conclude probability or the range of loss.

In August 2024, a jury rendered a verdict in one such case brought in the Los Angeles County Court. The jury found all defendants liable and awarded the plaintiffs approximately $52.4 million in damages. Caesarstone U.S. was apportioned approximately $13.0 million of this amount, bearing interest until settlement. The Company strongly disagrees with the jury’s verdict and believes is not supported by the facts of the case, including its failure to acknowledge the proactive measures the Company took over the years to warn and educate about safe fabrication practices. The Company’s motion for new trial and motion for Judgement Notwithstanding the Verdict were rejected on January 27, 2025 and the Company currently appealing the verdict. In February 2025, the Company settled additional claim. In May 2025, a jury in California ruled in favor of the Company, assigning no liability to the Company in one trial, this case remains under appeal. In addition in February 2026 the Company reached a settlement with respect to four additional claims.

Based on its legal advisors’, the Company recorded an adequate accrual related to the specific cases mentioned above. Contingent losses related to the other 422 product liability individual claims in the U.S. were defined in accordance with ASC450 as either only reasonably possible (35 claims) with a range of possible loss between $0.5 to $13 million per claim or are at an early stage (387 claims) in which the amount of the possible loss cannot be reasonably estimated, and therefore an accrual has not been recorded for such claims as of December 31, 2025. The Company believes it has substantial defenses and will continue to vigorously defend against these claims.

Class action in the U.S.:

A class action lawsuit was recently filed against the Company and other manufacturers and suppliers of quartz surfaces in the Federal Court for the Northern District of California. The lawsuit seeks funding for medical monitoring of California workers allegedly exposed to artificial stone dust. The Company cannot predict the outcome of this matter, including whether the action will be certified as a class action or whether the claims will succeed on the merits.

Summary of the provisions for claims mentioned:

In order to reasonably estimate the losses for bodily injury claims in Israel, Australia and the U.S. reflected in the table below, the Company performed a case-by-case analysis with its legal advisors of the relevant facts that were reasonably available to it, related to the claims filed, including, among other things, the specific known or estimated health condition of the claimants, their ages, salaries, related probable future subrogation claims from the NII, and other factors that might have an impact on the final outcome of such claims. The Company will continue to regularly monitor changes in facts for each claim and will update its best estimate.

Accordingly, the reserve for bodily injury claims in Israel, Australia and the U.S. as of December 31, 2025 and 2024 totaled to $47,312 and $50,032 respectively, of which $38,577 and $40,540 is reported in short term legal settlements and loss contingencies and $8,735 and $9,492 is reported in long-term liabilities.

The Company updated its provision in 2025, 2024 and 2023 to reflect the outstanding claims in the below table, and provided a provision also for related NII unasserted claims, based on its legal advisors’ and according to ASC 450, taking into consideration new claims filed, settlements reached and other new information available.

A summary of bodily injury claims for which the Company provided provision is as follows:

	Year ended December 31,
	2025	2024	2023

Outstanding claims, January 1,	248	224	221

New claims	81	101	63
Settled and dismissed claims	(75)	(77)	(60)

Outstanding claims, December 31	254	248	224

Insurance

The Company maintains insurance for product liability claims, including for bodily injury claims related to exposure to silica dust, where such insurance cover can be obtained. The Company has purchased insurance policies for periods from 2008 and to date from several insurance carriers that provide coverage for product liability losses, subject to certain terms and conditions, and the related defense costs up to a certain limit per case and per policy year. However, in recent years, and at different times depending on the jurisdiction, the Company has not been able to obtain product liability insurance coverage for claims arising from exposure to silica dust in the United States, Australia and Israel.

The collectability of the Company's insurance receivables is regularly evaluated, and the amounts recorded are probable of collection. This conclusion is based on the followings - analysis of the terms of the underlying insurance policies; experience in successfully recovering individual product liability claims from Company's insurers in Israel and Australia; the agreement the Company has with the insurance carriers and the State of Israel; the financial ability of the insurance carriers to pay the claims and the relevant facts and applicable law.

In July 2025, both the Company and certain U.S. insurance carriers initiated proceedings for declaratory relief to determine the proper interpretation and application of the Company’s U.S. product liability insurance policies and available limits. These proceedings are in an early stage. If there is a change in the assessment for the outcome of the claims or the insurance coverage limits through the course of the trial processes, such changes could have a material and adverse impact on our business, financial position, results of operations and cash flows. In light of the ongoing proceedings with its insurance carriers, the Company reassessed the recoverability of potential insurance proceeds related to U.S. silica-related claims. Based on this assessment, management concluded that recovery from its U.S. insurance carrier is not probable under ASC 450-20. Accordingly, no insurance receivable has been recognized in the consolidated financial statements with respect to such claims. In addition, there can be no assurance that any portion of the pending U.S. silica-related claims will be reimbursed under the Company’s insurance policies, in whole or in part.

As of December 31, 2025, and 2024, the insurance receivable totaled to $11,023 and $32,178, respectively, reported in the other accounts receivable and prepaid expenses.

During the years ended December 31, 2025 and 2024, legal settlements and loss contingencies expenses related to the bodily injury claims totaled to $25,555 and $7,242, respectively, which reflects the deductible amounts for claims covered by insurance policies, claims not covered and the impact of settlements including the related legal costs.

General:

From time to time, the Company is involved in other legal proceedings and claims in the ordinary course of business related to a range of matters. While the outcome of these other claims cannot be predicted with certainty, the Company monitors and estimates the possible loss deriving from these claims based on new information available and based on its legal advisors, and believes that it recorded an adequate reserve for these claims in accordance with ASC 450.

b.
Purchase obligation:

The Company's significant contractual obligations and commitments as of December 31, 2025, are for purchase obligations to certain suppliers and amounted to $15,901 for fiscal year 2026.

c.	Pledges and guarantees:

As of December 31, 2025, the Company had outstanding guarantees and letters of credit with various expiration dates in a principal amount of approximately $260 related to facilities, machinery and equipment, and other miscellaneous guarantees.